FAIR VALUE MEASUREMENTS - Investments Measured at Fair Value (Details) - EBP 004 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 12,598,187,281	$ 11,550,738,669
Total
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	5,896,350,178	5,833,205,320
Total | Cash and cash equivalents
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	14,509,693	18,472,459
Total | Corporate bonds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	593,950,900	578,350,781
Total | Preferred stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	6,697,998	6,495,180
Total | Common stock - Marriott International, Inc.
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	1,953,929,059	1,983,658,937
Total | Common stock - others
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	2,425,348,263	2,424,723,827
Total | Foreign government debt securities
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	1,967,625	2,662,816
Total | U.S. government debt securities
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	519,432,904	520,647,825
Total | Mutual and registered investment funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	380,513,736	298,193,495
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	4,779,768,878	4,730,530,125
Level 1 | Cash and cash equivalents
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	14,509,693	18,472,459
Level 1 | Corporate bonds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 1 | Preferred stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	5,629,831	5,588,806
Level 1 | Common stock - Marriott International, Inc.
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	1,953,929,059	1,983,658,937
Level 1 | Common stock - others
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	2,425,186,559	2,424,616,428
Level 1 | Foreign government debt securities
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 1 | U.S. government debt securities
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 1 | Mutual and registered investment funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	380,513,736	298,193,495
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	1,116,581,300	1,102,675,195
Level 2 | Cash and cash equivalents
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 2 | Corporate bonds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	593,950,900	578,350,781
Level 2 | Preferred stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	1,068,167	906,374
Level 2 | Common stock - Marriott International, Inc.
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 2 | Common stock - others
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	161,704	107,399
Level 2 | Foreign government debt securities
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	1,967,625	2,662,816
Level 2 | U.S. government debt securities
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	519,432,904	520,647,825
Level 2 | Mutual and registered investment funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 3 | Cash and cash equivalents
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 3 | Corporate bonds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 3 | Preferred stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 3 | Common stock - Marriott International, Inc.
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 3 | Common stock - others
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 3 | Foreign government debt securities
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 3 | U.S. government debt securities
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 3 | Mutual and registered investment funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Fair Value Measured at Net Asset Value Per Share
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 6,701,837,103	$ 5,717,533,349